Intangible assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
Disclosure of intangible assets [text block]
Intangible assets

	Licences	IP & Data rights	Total
At cost
As of January 1, 2016	1,482,520	—	1,482,520
As of December 31, 2016	1,482,520	—	1,482,520
As of December 31, 2017	1,482,520	146,580	1,629,100

Accumulated amortization and impairment losses
As of December 31, 2016	—	—	—
As of December 31, 2017	—	—	—

Net book value
As of December 31, 2016	1,482,520	—	1,482,520
As of December 31, 2017	1,482,520	146,580	1,629,100

Intangible assets comprise upfront and milestone payments related to licenses. In 2013 a milestone of CHF 1,125,000 related to the AM-111 program was recorded. Amortization will commence once the intangible assets are available for use, which will be the case after regulatory approvals are obtained and the related products are available for use.

On February 2, 2017, the Company entered into an asset purchase agreement with Otifex Therapeutics Pty Ltd (“Otifex”), pursuant to which the Company agreed to purchase and Otifex has agreed to sell to the Company certain pre-clinical and clinical assets related to a formulation for the intranasal application of Betahistine, which the Company refers to as AM-125, as well as intellectual property rights. The Otifex transaction closed in July 2017 and the Company recorded CHF 146,580 as intangibles related to this transaction.
No amortization or impairment was recorded in 2017 and 2016.